Accrued Liabilities (Tables)	6 Months Ended
Jul. 31, 2026
Accrued Liabilities
Schedule of accrued liabilities

	July 31,	January 31,
	2026	2026
Accrued compensation and benefits	41,260	42,502
Accrued contingent consideration	17,541	10,761
Accrued professional fees	3,093	2,307
Other accrued liabilities	47,641	18,311
	109,535	73,881